Fixed Assets and Right of Use Assets and Lease Liability (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2019 CLP ($)
Statement Line Items [Line Items]
Balances beginning	$ 154,284
Additions	46,423
Disposals	(17,669)
Impairment due to damage	(1,713)
Other
Balances at ending	181,325
Land and buildings [Member]
Statement Line Items [Line Items]
Balances beginning	154,284
Additions	46,423
Disposals	(17,669)
Impairment due to damage	(1,713)
Other
Balances at ending	181,325
Leasehold improvements [member]
Statement Line Items [Line Items]
Balances beginning
Additions
Disposals
Impairment due to damage
Other
Balances at ending
Equipment [Member]
Statement Line Items [Line Items]
Balances beginning	122,658
Additions	7,013
Disposals	(2,636)
Impairment due to damage
Other
Balances at ending	127,035
Other [Member]
Statement Line Items [Line Items]
Balances beginning
Additions
Disposals
Impairment due to damage
Other
Balances at ending